Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 581,320	$ 1,805,417	$ 83,667
Accounts receivable, net of allowance for doubtful accounts	64,421	38,814	305
Prepaid expenses and other receivables	562,623	132,644	1,019,883
Marketable securities	3,345,650	1,989,823	4,532,296
Total current assets	4,554,014	3,966,698	5,636,151
OTHER ASSETS:
Property and equipment, net	425,980	487,336	620,075
Intangible assets, net	107,782	156,767	1,108,407
Total other assets	533,762	644,103	1,728,482
Total assets	5,087,776	4,610,801	7,364,633
CURRENT LIABILITIES:
Short-term bank loans	6,426,211	6,446,139	4,676,184
Convertible note payable, net of unamortized debt discount	634,341	595,750	838,571
Accounts payable and accrued expenses	690,594	1,264,706	516,341
Other payable	1,043,802	932,220
Accrued liabilities		932,220	279,941
Due to related parties	2,618,259	2,468,375	2,365,504
Deferred revenue		107
Income taxes payable			6,802
Total current liabilities	11,413,207	11,707,297	8,683,343
LONG-TERM LIABILITIES:
Long-term loan	4,864,577	4,940,420	4,981,361
Total liabilities	16,277,784	16,647,717	13,644,704
Commitments and contingencies
STOCKHOLDERS’ DEFICIT:
Preferred stock, Series A $0.001 par value; 50,000,000 shares authorized; 531,600 and 531,600 issued and outstanding at June 30, 2021 and December 31, 2020, respectively	532	532
Common stock $0.001 par value; 7,400,000,000 shares authorized; 238,424,776 and 172,883,475 shares issued and outstanding at June 30, 2021 and December 31, 2020, respectively	238,424	172,883	3,989
Common stock to be issued			140,379
Additional paid-in capital	63,989,890	61,700,634	60,773,853
Retained earnings	(74,561,937)	(73,020,134)	(66,300,687)
Accumulated other comprehensive income	25,216	(13,246)	42,597
Total stockholders’ deficit attributed to SEII	(10,307,875)	(11,159,331)	(5,339,869)
Non-controlling interest	(882,133)	(877,585)	(960,202)
Total stockholders’ deficit	(11,190,008)	(12,036,916)	(6,300,071)
Total liabilities and stockholders’ deficit	$ 5,087,776	$ 4,610,801	$ 7,364,633